Financial Instruments and Concentration of Risks (Details Narrative) - Credit risk [member] - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 0	$ 0
Other Receivable [Member] | Canada Revenue Agency [Member]
IfrsStatementLineItems [Line Items]
Harmonized sales tax receivables	$ 4,137	$ 41,007